CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY (UNAUDITED) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance - June 30, 2022 at Dec. 31, 2020	$ 288	$ 24,712	$ (1,000)	$ (1,000)
Accretion of carrying value to redemption value		(3,350,220)		(3,350,220)
Net income				(166,644)
Balance - September 30, 2022 at Dec. 31, 2021	$ 334	1,289,446	(167,644)	1,122,136
Ending Balance, Shares at Dec. 31, 2021	3,336,500
Net income			(151,738)	(151,738)
Balance - September 30, 2022 at Mar. 31, 2022	$ 334	1,289,446	(319,382)	970,398
Ending Balance, Shares at Mar. 31, 2022	3,336,500
Balance - June 30, 2022 at Dec. 31, 2021	$ 334	1,289,446	(167,644)	1,122,136
Beginning Balance, Shares at Dec. 31, 2021	3,336,500
Accretion of carrying value to redemption value		(1,084,374)		(1,084,374)
Net income				722,115
Balance - September 30, 2022 at Dec. 31, 2022	$ 334	205,072	554,471	759,877
Ending Balance, Shares at Dec. 31, 2022	3,336,500
Balance - June 30, 2022 at Mar. 31, 2022	$ 334	1,289,446	(319,382)	970,398
Beginning Balance, Shares at Mar. 31, 2022	3,336,500
Accretion of carrying value to redemption value		(72,983)		(72,983)
Net income			10,666	10,666
Balance - September 30, 2022 at Jun. 30, 2022	$ 334	1,216,463	(308,716)	908,081
Ending Balance, Shares at Jun. 30, 2022	3,336,500
Accretion of carrying value to redemption value		(369,382)		(369,382)
Net income			304,331	304,331
Balance - September 30, 2022 at Sep. 30, 2022	$ 334	847,081	(4,385)	843,030
Ending Balance, Shares at Sep. 30, 2022	3,336,500
Balance - June 30, 2022 at Dec. 31, 2022	$ 334	205,072	554,471	759,877
Beginning Balance, Shares at Dec. 31, 2022	3,336,500
Accretion of carrying value to redemption value		$ (205,072)	(669,501)	(874,573)
Net income			708,556	708,556
Balance - September 30, 2022 at Mar. 31, 2023	$ 334		593,526	593,860
Ending Balance, Shares at Mar. 31, 2023	3,336,500
Accretion of carrying value to redemption value			(729,454)	(729,454)
Excise taxes on stock redemption			(930,108)	(930,108)
Net income			94,393	94,393
Balance - September 30, 2022 at Jun. 30, 2023	$ 334		(971,643)	(971,309)
Ending Balance, Shares at Jun. 30, 2023	3,336,500
Accretion of carrying value to redemption value			(188,932)	(188,932)
Net income			(646,092)	(646,092)
Balance - September 30, 2022 at Sep. 30, 2023	$ 334		$ (1,806,667)	$ (1,806,333)
Ending Balance, Shares at Sep. 30, 2023	3,336,500